Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Allowance for Loan Losses [Abstract]
Major classifications of loans
Major classifications of loans are as follows:
	2012	2011	2010
Real estate mortgages
Construction, land development, and land	$13,819,207	$13,162,460	$21,792,060
Residential 1 to 4 family, 1st liens	81,794,242	85,772,367	92,635,944
Residential 1 to 4 family, subordinate liens	1,932,743	2,015,355	1,660,805
Commercial properties	115,655,467	113,010,943	102,578,171
Commercial	12,946,639	12,507,978	17,596,451
Consumer	1,978,753	1,737,297	1,720,966
Total loans	228,127,051	228,206,400	237,984,397
Allowance for loan losses	780,493	672,261	983,178
Loans, net	$227,346,558	$227,534,139	$237,001,219

Rate repricing distribution of loan portfolio
The rate repricing distribution of the loan portfolio follows:
Immediately	$216,290,232	$224,271,536	$233,514,965
Within one year	764,956	1,027,462	845,858
Over one to five years	5,799,262	1,962,818	2,400,182
Over five years	5,272,601	944,584	1,223,392
Total loans	$228,127,051	$228,206,400	$237,984,397

Composition of nonperforming assets
Nonperforming loans are loans past due 90 or more days and still accruing interest plus nonaccrual loans.    Nonperforming assets are comprised of nonperforming loans combined with real estate acquired in foreclosure and held for sale (other real estate owned).  The following table details nonperforming assets as of December 31.

	2012	2011	2010
Loans 90 or more days past due and still accruing
Real estate mortgages
Commercial properties	$684,422	$684,422	$684,422
Total loans 90 or more days past due and still accruing	684,422	684,422	684,422

Nonaccruing loans
Nonaccruing loans - current
Real estate mortgages
Construction, land development, and land	550,614	965,708	761,189
Residential 1 to 4 family	237,527	-	335,758
Commercial properties	-	-	88,488
Total nonacruing loans - current	788,141	965,708	1,185,435

Nonaccruing loans - past due 30 days or more
Real estate mortgages
Construction, land development, and land	325,966	255,081	409,938
Residential 1 to 4 family	668,794	1,214,516	25,985
Commercial properties	890,967	932,966	2,478,049
Commercial	-	-	7,114
Total nonaccruing loans - past due 30 days or more	1,885,727	2,402,563	2,921,086
Total nonaccruing loans	2,673,868	3,368,271	4,106,521

Total nonperforming loans	3,358,290	4,052,693	4,790,943
Other real estate owned	1,440,900	1,715,138	779,500
Total nonperforming assets	$4,799,190	$5,767,831	$5,570,443

Interest not accrued to income on nonaccruing loans	$178,546	$118,643	$156,805

Allowance for loan losses by type of loan
The following table is a schedule of transactions in the allowance for loan losses by type of loan.  The Company did not acquire any loans with deteriorated credit quality during the periods presented.

	Real estate mortgages
	Construction
December 31, 2012	and Land	Residential	Commercial	Commercial	Consumer	Unallocated	Total
Beginning balance	$160,392	$42,064	$193,570	$197,353	$60,487	$18,395	$672,261
Loans charged off	(45,081)	(239,043)	(206,707)	(18,559)	(14,253)		(523,643)
Recoveries	-	16,843	-	103	9,229		26,175
Provision charged to operations	3,725	342,120	263,918	(10,864)	132	6,669	605,700
Ending balance	$119,036	$161,984	$250,781	$168,033	$55,595	$25,064	$780,493

Individually evaluated for impairment:
Balance in allowance	$-	$-	$-	$-	$-		$-
Related loan balance	$878,029	$4,116,048	$6,307,478	$-	$-		$11,301,555

Collectively evaluated for impairment:
Balance in allowance	$119,036	$161,984	$250,781	$168,033	$55,595	$25,064	$780,493
Related loan balance	$12,941,178	$79,610,937	$109,347,989	$12,946,639	$1,978,753		$216,825,496

December 31, 2011
Beginning balance	$235,437	$50,602	$356,993	$194,946	$119,228	$25,972	$983,178
Loans charged off	(227,197)	(353,238)	(865,683)	(18,492)	(19,650)		(1,484,260)
Recoveries	39,072	300	-	410	6,261		46,043
Provision charged to operations	113,080	344,400	702,260	20,489	(45,352)	(7,577)	1,127,300
Ending balance	$160,392	$42,064	$193,570	$197,353	$60,487	$18,395	$672,261

Individually evaluated for impairment:
Balance in allowance	$-	$-	$-	$-	$-		$-
Related loan balance	$1,814,285	$4,410,997	$7,283,052	$-	$-		$13,508,334

Collectively evaluated for impairment:
Balance in allowance	$160,392	$42,064	$193,570	$197,353	$60,487	$18,395	$672,261
Related loan balance	$11,348,175	$83,376,725	$105,727,891	$12,507,978	$1,737,297		$214,698,066

December 31, 2010
Beginning balance	$145,262	$48,034	$2,192	$380,161	$53,638	$8,474	$637,761
Loans charged off	(100,000)	(190,093)	-	(354,854)	(52,935)	-	(697,882)
Recoveries	-	1,100	-	1,073	29,126	-	31,299
Provision charged to operations	190,175	191,561	354,801	168,566	89,399	17,498	1,012,000
Ending balance	$235,437	$50,602	$356,993	$194,946	$119,228	$25,972	$983,178

Individually evaluated for impairment:
Balance in allowance	$-	$-	$330,759	$-	$-		$330,759
Related loan balance	$6,589,350	$3,432,324	$5,373,606	$7,114	$-		$15,402,394

Collectively evaluated for impairment:
Balance in allowance	$235,437	$50,602	$26,234	$194,946	$119,228	$25,972	$652,419
Related loan balance	$15,202,710	$90,864,425	$97,204,565	$17,589,337	$1,720,966		$222,582,003

Analysis of past due loans by days past due and type of loan
Loans are considered past due when either principal or interest is not paid by the date on which payment is due.  The following table is an analysis of past due loans by days past due and type of loan.

Age Analysis of Past Due Loans
			Greater than				90 Days Past
	30-59 Days	60-89 Days	90 Days	Total		Total	Due or Greater
December 31, 2012	Past Due	Past Due	Past Due	Past Due	Current	Loans	and Accruing
Real estate mortgages
Construction, land development, and land	$327,415	$-	$-	$327,415	$13,491,792	$13,819,207	$-
Residential 1-4 family, 1st liens	2,325,354	783,618	648,693	3,757,665	78,036,577	81,794,242	-
Residential 1-4 family, subordinate liens	-	-	-	-	1,932,743	1,932,743	-
Commercial properties	519,766	-	1,575,389	2,095,155	113,560,312	115,655,467	684,422
Commercial	-	-	-	-	12,946,639	12,946,639	-
Consumer	17,441	1,544	-	18,985	1,959,768	1,978,753	-
Total	$3,189,976	$785,162	$2,224,082	$6,199,220	$221,927,831	$228,127,051	$684,422

December 31, 2011
Real estate mortgages
Construction, land development, and land	$-	$232,655	$255,081	$487,736	$12,674,724	$13,162,460	$-
Residential 1-4 family, 1st liens	177,908	827,281	968,570	1,973,759	83,798,608	85,772,367	-
Residential 1-4 family, subordinate liens	-	-	-	-	2,015,355	2,015,355	-
Commercial properties	627,117	32,953	1,617,388	2,277,458	110,733,485	113,010,943	684,422
Commercial	-	-	-	-	12,507,978	12,507,978	-
Consumer	-	2,302	-	2,302	1,734,995	1,737,297	-
Total	$805,025	$1,095,191	$2,841,039	$4,741,255	$223,465,145	$228,206,400	$684,422

December 31, 2010
Real estate mortgages
Construction, land development, and land	$474,843	$234,719	$1,089,719	$1,799,281	$19,992,779	$21,792,060	$-
Residential 1-4 family, 1st liens	1,390,288	336,134	-	1,726,422	90,909,522	92,635,944	-
Residential 1-4 family, subordinate liens	-	-	-	-	1,660,805	1,660,805	-
Commercial properties	-	37,957	2,508,675	2,546,632	100,031,539	102,578,171	684,422
Commercial	103,759	7,114	-	110,873	17,485,578	17,596,451	-
Consumer	-	19,415	-	19,415	1,701,551	1,720,966	-
Total	$1,968,890	$635,339	$3,598,394	$6,202,623	$231,781,774	$237,984,397	$684,422

Impaired loans and their average balances
The following table details impaired loans at each period end.  The impaired loan disclosures for prior years have been adjusted to conform to current presentation.  Previously, troubled debt restructurings were disclosed within the troubled debt restructuring footnote, but were not also included in the disclosure of impaired loans.  All troubled debt restructurings are considered impaired loans and are included in the table below for each period presented.

		Recorded	Recorded			Interest Income
	Unpaid	investment	investment		Average	Recognized
	principal	with no	with an	Related	Recorded	During
December 31, 2012	balance	allowance	allowance	Allowance	Investment	Impairment
Real estate mortgages
Construction, land development, and land	$878,029	$878,029	$-	$-	$921,869	$-
Residential 1-4 family, 1st liens	4,158,599	3,998,598	-	-	4,082,975	182,756
Residential 1-4 family, subordinate liens	117,451	117,450	-	-	118,983	6,055
Commercial properties	7,417,477	6,307,478	-	-	6,468,862	348,590
Total	$12,571,556	$11,301,555	$-	$-	$11,592,689	$537,401

December 31, 2011
Real estate mortgages
Construction, land development, and land	$1,934,294	$1,814,285	$-	$-	$1,979,606	$-
Residential 1-4 family, 1st liens	4,524,482	4,290,482	-	-	4,519,490	103,646
Residential 1-4 family, subordinate liens	120,515	120,515			119,679	6,104
Commercial properties	8,393,052	7,283,052	-	-	8,097,075	298,365
Total	$14,972,343	$13,508,334	$-	$-	$14,715,850	$408,115

December 31, 2010
Real estate mortgages
Construction, land development, and land	$6,589,350	$6,589,350	$-	$-	$6,817,061	$264,697
Residential 1-4 family, 1st liens	3,313,481	3,313,481	-	-	3,143,196	65,705
Residential 1-4 family, subordinate liens	118,843	118,843			109,521	5,304
Commercial properties	5,648,606	2,895,557	2,478,049	330,759	5,534,552	34,831
Commercial	7,114	7,114	-	-	8,122	-
Total	$15,677,394	$12,924,345	$2,478,049	$330,759	$15,612,452	$370,537

Summary of loans by credit quality indicator
Credit quality, as measured by internally assigned grades, is an important component in the calculation of an adequate allowance for loan losses.  The following table summarizes loans by credit quality indicator.

	December 31, 2012	December 31, 2011	December 31, 2010
Real Estate Credit Risk Profile by Internally Assigned Grade
Construction, land development, and land
Pass	$12,941,178	$11,941,671	$16,063,618
Substandard	-	-	4,557,315
Doubtful
Less than 90 days past due and accruing	-	-	-
Nonperforming: 90 days or more past due and/or non-accruing	878,029	1,220,789	1,171,127
Total	$13,819,207	$13,162,460	$21,792,060

Residential 1 to 4 family
Pass	$79,274,541	$83,934,669	$90,350,269
Special Mention	469,715	-	-
Substandard	3,077,858	2,638,537	3,584,737
Doubtful
Less than 90 days past due and accruing	-	-	-
Nonperforming: 90 days or more past due and/or non-accruing	904,871	1,214,516	361,743
Total	$83,726,985	$87,787,722	$94,296,749

Commercial properties
Pass	$111,573,888	$106,062,119	$95,664,480
Substandard	2,118,552	5,331,436	4,347,154
Doubtful
Less than 90 days past due and accruing	387,638	-	-
Nonperforming: 90 days or more past due and/or non-accruing	1,575,389	1,617,388	2,566,537
Total	$115,655,467	$113,010,943	$102,578,171

Commercial Credit Risk Profile by Internally Assigned Grade
Pass	$12,946,639	$12,507,978	$17,589,337
Doubtful
Less than 90 days past due and accruing	-	-	-
Nonperforming: 90 days or more past due and/or non-accruing	-	-	7,114
Total	$12,946,639	$12,507,978	$17,596,451

Consumer Credit Risk Profile by Internally Assigned Grade
Pass	$1,950,758	$1,737,297	$1,720,966
Special Mention	27,995	-	-
Total	$1,978,753	$1,737,297	$1,720,966

Troubled debt restructurings
The following table details information about troubled debt restructurings in the years ended December 31, 2012, 2011, and 2010.

	At the time of restructuring			Within 12 months of restructuring
	Number of	Balance prior to	Balance after	Number of	Defaults on	Losses recognized
December 31, 2012	contracts	restructuring	restructuring	defaults	restructures	upon default
Real Estate
Residential 1-4 family, 1st liens	3	$957,304	$940,603	-	$-	$-
Commercial properties	3	1,254,402	1,254,402	1	604,997	206,707
Total	6	$2,211,706	$2,195,005	1	$604,997	$206,707

December 31, 2011
Real Estate
Residential 1-4 family, 1st liens	4	$1,851,393	$1,851,393	-	$-	$-
Commercial properties	1	517,998	517,998	-	-	-
Total	5	$2,369,391	$2,369,391	-	$-	$-

December 31, 2010
Real Estate
Construction, land development, and land	7	$989,769	$989,769	2	$161,131	$67,876
Residential 1-4 family, 1st liens	10	2,786,417	2,786,417	1	507,200	234,000
Residential 1-4 family, subordinate liens	2	125,948	125,948	-	-	-
Commercial properties	7	4,205,978	4,205,978	-	-	-
Total	26	$8,108,112	$8,108,112	3	$668,331	$301,876

Troubled debt restructurings with outstanding principal balances as of December 31, 2012 were as follows:

			Paying as agreed		Past due 30 days or more
	Total		under modified terms		or nonaccruing
	Number of	Current	Number of	Current	Number of	Current
	contracts	Balance	contracts	Balance	contracts	Balance
Real Estate mortgages
Construction, land development, and land	1	$327,415	-	$-	1	$327,415
Residential 1 to 4 family, 1st liens	13	3,331,253	9	1,607,262	4	1,723,991
Residential 1 to 4 family, subordinate liens	2	117,450	2	117,450	-	-
Commercial properties	8	5,623,057	6	4,212,324	2	1,410,733
Total	24	$9,399,175	17	$5,937,036	7	$3,462,139